Condensed Financial Information of Registrant (Tables)	11 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet
FIRST ADVANTAGE CORPORATION
(PARENT COMPANY ONLY)
CONDENSED BALANCE SHEETS
(in thousands, except share and per share data)

	As of December 31,
	2019	2020
ASSETS
Investment in subsidiaries	$—	$792,394

LIABILITIES AND EQUITY

Liabilities	$—	$—

EQUITY
Common stock—$0.001 par value; 1,000,000,000 shares authorized; 130,000,000 shares issued and outstanding as of December 31, 2020	—	130
Additional paid-in-capital	—	837,272
Accumulated deficit	—	(47,492)
Accumulated other comprehensive income	—	2,484

Total equity	—	792,394

TOTAL LIABILITIES AND EQUITY	$—	$792,394

Condensed Statements of Operations and Comprehensive (Loss)
FIRST ADVANTAGE CORPORATION
(PARENT COMPANY ONLY)
CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)
(in thousands, except share and per share data)

	For the Period from November 15, 2019 through December 31, 2019	For the Year Ended December 31, 2020
Equity in net (loss) of subsidiaries	$—	$(47,492)

NET (LOSS)	—	(47,492)

Foreign currency translation adjustments	—	2,484

COMPREHENSIVE (LOSS)	$—	$(45,008)

NET (LOSS)	$—	$(47,492)
Basic and diluted net (loss) per share	$—	$(0.37)
Weighted average number of shares outstanding – basic and diluted	130,000,000	130,000,000